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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1. Name and address of issuer:

        PDR Services Corporation
        c/0 American Stock Exchange
        86 Trinity Place
        New York, NY 10006
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2. Name of each series or class of funds for which this notice if filed:

        Standard & Poor's MIDCAP 400 Depository Receipts
        MIDCAP SPDR Trust, Series 1


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3. Investment Company Act File Number:    811-8972

   Securities Act File Number:            33-89088


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4. Last day of fiscal year for which this notice is filed:

                                                12/31/95


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

        N/A
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7. Number and amount of securitries of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:



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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



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9. Number and aggregate sale price of securities sold during the fiscal year:

        875,000 Units -- $37,030,875.00


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10. Number and aggregate sale price of securites sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        875,000 Units -- $37,030,875.00

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

        219 Units -- $9,195.68


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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                    $  37,030,875.00
                                                             -------------------
    (ii)  Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +       9,195.68
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    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):            -            -0-
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    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24f-2 (if applicable):       +            -0-
                                                             -------------------
    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                            37,040,070.68
                                                             -------------------

    (vi)  Multiplier presecribed by Section 6(b) of the
          Securities Act of 1933 or other applicble law or
          regulation (see instruction C.6):                  x         1/2,900
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    (vii) Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                        $       12,772.44
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Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other Procedures (17 CFR 202.3a).
                                                                [ ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/29/96


    Month Day, Year

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                          ------------------------------------------------------

                           Jenifer Dicker, Assistant Vice President
                          ------------------------------------------------------


Date February 28, 1996
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 *Please print the name and title of the signing officer below the signature.
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

                [LETTERHEAD OF ORRICK, HERRINGTON & SUTCLIFFE]

                               February 27, 1996

PDR Services Corporation
c/o American Stock Exchange
86 Trinity Place
New York, New York  10006

Bank of New York
101 Barclay Street
New York, New York  10286

Dear Sirs:

        We have served as counsel to the American Stock Exchange and PDR Services Corporation as Sponsor (the "Sponsor") of MidCap SPDR Trust Series 1 (hereinafter referred to as the "Trust") in connection with the offering of units of fractional undivided interest in such Trust (hereinafter referred to as the "MidCap SPDRs").

        We have examined instruments, documents, and records which we have deemed relevant and necessary for the basis of our opinion hereinafter expressed. In such examination, we have assumed the following: (a) the authenticity of original documents and genuineness of all signatures; (b) the conformity to the originals of all documents submitted to us as copies; and (c) the truth, accuracy and completeness of the information, representations and warranties contained in the records, documents, instruments and certificates we have reviewed.

        Based upon the foregoing, we are of the opinion that the MidCap SPDRs offered by the Sponsor were legally issued and are fully paid and non-assessable.

        We hereby consent to the use of this opinion in connection with the filing with the Securities and Exchange Commission of a notice pursuant to Rule 24f-2 promulgated under the Investment Act of 1940, as amended.

                               Very truly yours,